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                            THE  |
                          ALGER  |   Meeting the challenge
                           FUND  |   of investing




                             Alger Growth Portfolio

                      Alger Small Capitalization Portfolio

                            Alger Balanced Portfolio

                          Alger MidCap Growth Portfolio

                      Alger Capital Appreciation Portfolio

                          Alger Money Market Portfolio


                                          |
                             SEMI-ANNUAL  |  April 30, 1998
                                  REPORT  |  (Unaudited)
                                          |

================================================================================

The Alger Fund
75 Maiden Lane
New York, N.Y. 10038
(800) 992-3863
www.algerfund.com
--------------------------------------------------------------------------------
Board of Trustees
Fred M. Alger, CHAIRMAN
David D. Alger
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
--------------------------------------------------------------------------------
Investment Manager
Fred Alger Management, Inc.
75 Maiden Lane
New York, N.Y. 10038
--------------------------------------------------------------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302
--------------------------------------------------------------------------------
Transfer Agent
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

REP 4/8

FELLOW SHAREHOLDERS:                                                May 29, 1998

A YEAR-TO-DATE REVIEW

      At the start of 1998, expectations that the turmoil in Asia would dampen economic growth in the U.S. led investors to conclude that inflationary pressures in the near term would remain muted and, therefore, the Federal Reserve would leave monetary policy unchanged. As a result, the fixed-income markets remained tranquil. Long-term interest rates during the first three months of the year remained in a narrow 5.75% to 6.00% trading range, following the gradual decline in long-term interest rates since April 1997. In addition to the positive backdrop of low inflation, stable interest rates, and a neutral monetary policy, signs of a resilient domestic economy and greater stability in overseas financial markets formed the foundation for continued gains in the stock market.

      Ironically, the financial crisis in Asia, which was supposed to slow the U.S. economy, contributed to the unexpected strength in the economy. The economic downturn in Asia was supposed to slow the American economy through reduced export demand and to curtail inflation through lower import prices. U.S. exports to Asian markets have been dropping and import prices have been falling, but the weakness in Asia also helped to keep American long-term interest rates at comparatively low levels. Low long-term interest rates, plus very good weather (there was a mild winter in the East due to El Nino), led to a boom in consumer spending in January and February. Housing sales remained brisk and massive mortgage refinancing occurred. The result was a 4.2% increase in GDP in the first quarter, twice the desired rate and even higher than the very high 3.7% in the fourth quarter of 1997.

      By the end of March, the monthly economic indicators were already signaling that the economy was growing too fast--above the 2.5% target the Fed outlined several years ago as the ideal non-inflationary growth rate. Worse yet, there were few signs of the impending slowdown that most forecasters had predicted. The economy continued to create new jobs, so an already tight labor market got even tighter. The rate of unemployment fell to 4.3% which is considered by many economists to be an unsustainable and inflationary level. These numbers led many to speculate that the Federal Reserve would raise rates at the May Federal Open-Market Committee meeting or this summer (probably July) to offset future inflation. This would be an obvious case for higher rates if there were any inflation. However, inflation continued to drop. At the same time, political uncertainty and social unrest in Indonesia renewed instability in the Asian financial markets. As a result, investors sought shelter in the relative safety of the U.S. Treasury market, and long-term interest rates, despite concerns of a Fed tightening, remained steady. The stock market entered a narrow trading range, roughly equivalent to 9,000 to 9,200 for the Dow Jones Industrial Average. The cessation of the strong upward movement also reflects the natural tendency of the market to consolidate its gains.

      As upcoming reports document slower growth and continued low inflation, fears of a Fed tightening should begin to recede. Continued reports of low inflation should also alleviate underlying worries about a possible acceleration in inflation and interest rates on bonds should decline as the economy slows. We expect the rate on the thirty-year bond to be below 5.50% by year-end, possibly as low as 5.25%. Under those circumstances, the stock market should continue to add to the gains of the first four months of 1998.

      Our models also show that growth stocks are selling with very little premium to the market. This should change as the market advances and the economy slows, which should make this year exceptionally good for growth stocks. Small and mid cap stocks should also benefit. Given this, we remain extremely optimistic about the prospects for all of The Alger Fund's Portfolios.

                    Respectfully submitted,

                    /s/ David D. Alger
                    ------------------------
                    David D. Alger
                    President

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Alger Growth Portfolio:
                      Schedule of Investments..........................     4-5
                      Financial Highlights.............................     6-7
Alger Small Capitalization Portfolio:
                      Schedule of Investments..........................     8-9
                      Financial Highlights.............................   10-11
Alger Balanced Portfolio:
                      Schedule of Investments..........................   12-13
                      Financial Highlights.............................   14-15
Alger MidCap Growth Portfolio:
                      Schedule of Investments..........................   16-17
                      Financial Highlights.............................   18-19
Alger Capital Appreciation Portfolio:
                      Schedule of Investments..........................   20-21
                      Financial Highlights.............................   22-23
Alger Money Market Portfolio:
                      Schedule of Investments..........................   24-25
                      Financial Highlights.............................      26
Statements of Assets and Liabilities...................................      27
Statements of Operations...............................................      28
Statement of Cash Flows (Alger Capital Appreciation Portfolio).........      29
Statements of Changes in Net Assets....................................   30-31
Notes to Financial Statements..........................................   32-37

THE ALGER FUND
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1998

COMMON STOCKS--95.0%              SHARES      VALUE
                                  ------      -----
APPLIANCES  & TOOLS--.8%
Black & Decker Corp.............. 62,500  $ 3,226,563
                                          -----------
BROADCASTING--1.7%
CBS Corp.........................201,000    7,160,625
                                          -----------
BUILDING &
  CONSTRUCTION--2.5%
Masco Corp.......................188,200   10,915,600
                                          -----------

BUSINESS SERVICES--2.9%
Cognizant Corp...................163,500    8,410,113
H&R Block Inc.................... 93,300    4,198,500
                                          -----------
                                           12,608,613
                                          -----------
COMMUNICATIONS--4.8%
America Online Inc.*.............135,200   10,816,000
WorldCom Inc.*...................228,900    9,792,571
                                          -----------
                                           20,608,571
                                          -----------
COMMUNICATION
  EQUIPMENT--2.9%
Ascend Communications, Inc.*.....115,700    5,040,239
Cisco Systems, Inc.*............. 99,650    7,299,362
                                          -----------
                                           12,339,601
                                          -----------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--4.4%
Compaq Computer Corp.............233,100    6,541,485
International Business
  Machines Corp. ................ 38,200    4,426,425
Xerox Corp....................... 70,300    7,979,050
                                          -----------
                                           18,946,960
                                          -----------
COMPUTER SERVICES--1.1%
Network Associates Inc.*......... 68,500    4,692,250
                                          -----------
COMPUTER SOFTWARE--4.9%
Compuware Corp.*................. 84,800    4,144,600
HBO & Company.................... 94,500    5,652,329
Microsoft Corporation*...........124,700   11,238,588
                                          -----------
                                           21,035,517
                                          -----------
CONGLOMERATE--2.1%
Tyco International Ltd...........162,094    8,834,123
                                          -----------
CONTAINERS--.9%
Owens-Illinois Inc.*............. 98,800    3,908,824
                                          -----------
DRUG DISTRIBUTION--3.0%
AmeriSource Health Corp. Cl.A*... 57,500    3,133,750
Cardinal Health, Inc............. 67,000    6,448,750
McKesson Corp.................... 45,000    3,180,960
                                          -----------
                                           12,763,460
                                          -----------
ENERGY & ENERGY
  SERVICES--1.0%
AES Corp.*....................... 81,100  $ 4,475,747
                                          -----------
FINANCIAL  SERVICES--16.4%
BankAmerica Corp................. 71,500    6,077,500
Bank of New York Inc.............188,100   11,109,750
Chase Manhattan Corp............. 46,000    6,373,898
Federal Home Loan Mortgage
  Corporation....................104,100    4,821,183
First Union Corp.................156,272    9,434,922
Household International Inc...... 64,100    8,425,176
Kansas City Southern
  Industries Inc. ............... 90,000    4,066,920
Morgan Stanley Dean Witter & Co..142,900   11,271,238
NationsBank Corp................. 80,300    6,082,725
Schwab (Charles)
  Corporation (The) ............. 73,600    2,576,000
                                          -----------
                                           70,239,312
                                          -----------
FOOD CHAINS--3.5%
Kroger Co.*......................100,500    4,208,438
Safeway Inc.*....................284,400   10,878,300
                                          -----------
                                           15,086,738
                                          -----------
INSURANCE--6.2%
American International
  Group, Inc. ................... 84,150   11,071,026
MGIC Investment Corp............. 66,500    4,189,500
Travelers Group Inc..............187,500   11,472,750
                                          -----------
                                           26,733,276
                                          -----------
LEISURE &
  ENTERTAINMENT--3.6%
Carnival Corporation Cl. A.......137,000    9,530,131
International Game Technology....222,300    6,182,830
                                          -----------
                                           15,712,961
                                          -----------
MEDICAL DEVICES--1.8%
Guidant Corp..................... 55,500    3,711,563
Medtronic, Inc................... 76,200    4,010,025
                                          -----------
                                            7,721,588
                                          -----------
PHARMACEUTICALS--11.2%
Bristol Myers Squibb Co.......... 95,000   10,058,125
Eli Lilly & Company.............. 64,100    4,458,988
Pfizer Inc....................... 40,200    4,575,283
Schering-Plough Corporation......170,600   13,669,325
Warner-Lambert Co................ 80,900   15,305,309
                                          -----------
                                           48,067,030
                                          -----------
POLLUTION   CONTROL--1.3%
USA Waste Services, Inc.*........110,000    5,396,930
                                          -----------

THE ALGER FUND
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1998

COMMON STOCKS--(cont.)            SHARES      VALUE
                                  ------      -----
RETAILING--8.9%
CVS Corp......................... 79,500  $ 5,863,125
Home Depot, Inc..................175,050   12,187,856
Kmart Corp.*.....................148,500    2,589,543
Staples Inc.*....................238,800    5,895,494
Wal-Mart Stores Inc..............232,800   11,771,066
                                          -----------
                                           38,307,084
                                          -----------
SEMICONDUCTORS--2.7%
Intel Corp.......................118,300    9,560,178
Micron Technology Inc.*.......... 68,400    2,124,709
                                          -----------
                                           11,684,887
                                          -----------
TOYS--2.1%
Mattel Inc.......................238,200    9,126,157
                                          -----------
TRANSPORTATION--4.3%
AMR Corp.*....................... 78,200   11,915,725
Burlington Northern Santa Fe Co.. 65,600    6,494,400
                                          -----------
                                           18,410,125
                                          -----------
Total Common Stocks
  (Cost $315,876,086)............         408,002,542
                                          -----------

PREFERRED STOCK--1.1%

COMMUNICATION
  EQUIPMENT
Nokia Corporation, ADR
  (Cost $3,518,259).............. 73,000    4,881,875
                                          -----------


SHORT-TERM CORPORATE              PRINCIPAL
  NOTES--3.8%                       AMOUNT         VALUE
                                  ----------      ------
Merrill Lynch & Co., Inc.,
  5.53%, 5/12/98.................$8,000,000   $  7,986,482
Trident Capital Finance Inc.,
  5.54%, 5/15/98 (a)............. 8,300,000      8,282,118
                                              ------------
Total Short-Term Corporate Notes
  (Cost $16,268,600).............               16,268,600
                                              ------------
Total Investments
  (Cost $335,662,945)(b).........     99.9%    429,153,017

Other Assets In Excess of
  Liabilities ...................       .1         264,850
                                     -----    ------------

Net Assets.......................    100.0%   $429,417,867
                                     =====    ============


 * Non-income producing security
(a)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b)At April 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $335,662,945 amounted to $93,490,072 which consisted of aggregate gross unrealized appreciation of $95,849,877 and aggregate gross unrealized depreciation of $2,359,805.

                        See Notes to Financial Statements

THE ALGER FUND
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                          CLASS B(i)
                                      ------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED OCTOBER 31,
                                               APRIL 30,    --------------------------------------------------
                                             1998(vi)(vii)   1997       1996       1995       1994       1993
                                             -------------   ----       ----       ----       ----       ----
Net asset value, beginning of period..........  $ 11.50     $ 9.49     $ 9.38     $ 6.97     $ 7.43     $ 5.76


Net investment income (loss)..................     (.03)      (.13)      (.08)(ii)  (.02)      (.07)(ii)  (.02)

Net realized and unrealized gain (loss)
   on investments.............................     1.70       2.44        .78       2.59        .35       1.70
                                                -------     ------     ------     ------     ------     ------

Total from investment operations..............     1.67       2.31        .70       2.57        .28       1.68

Distributions from net realized gains.........    (1.49)      (.30)      (.59)      (.16)      (.74)      (.01)
                                                -------     ------     ------     ------     ------     ------

Net asset value, end of period................  $ 11.68    $ 11.50     $ 9.49     $ 9.38     $ 6.97     $ 7.43
                                                =======    =======     ======     ======     ======     ======


Total Return (iii)............................    17.3%      24.9%       8.1%      37.8%       4.1%      29.2%
                                                =======    =======     ======     ======     ======     ======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)..........................$ 332,924   $304,984   $266,207   $154,284  $  76,390  $  37,988
                                                =======    =======     ======     ======     ======     ======

  Ratio of expenses to average
     net assets...............................    2.01%      2.08%      2.08%      2.09%      2.20%      2.20%
                                                =======    =======     ======     ======     ======     ======

  Ratio of net investment income (loss)
     to average net assets....................   (1.01%)    (1.13%)     (.84%)    (1.03%)    (1.01%)    (1.16%)
                                                =======    =======     ======     ======     ======     ======


  Portfolio Turnover Rate.....................   60.77%    128.26%     94.91%    118.16%    103.86%    108.54%
                                                =======    =======     ======     ======     ======     ======


  Average Commission Rate Paid................  $ .0727    $ .0699    $ .0715
                                                =======    =======     ======


----------------
See footnotes on page 7.

THE ALGER FUND
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                        CLASS A (v)(vi)                  CLASS C (iv)(vi)
                                               --------------------------------  --------------------------------
                                                   SIX MONTHS     TEN MONTHS         SIX MONTHS   THREE MONTHS
                                                      ENDED          ENDED              ENDED         ENDED
                                                    APRIL 30,     OCTOBER 31,         APRIL 30,    OCTOBER 31,
                                                    1998(vii)         1997            1998(vii)       1997
                                                    --------      -----------        ----------   -----------
Net asset value, beginning of period..........       $ 11.58        $ 9.40            $ 11.50        $ 11.98
                                                     -------        ------            -------        -------

Net investment income (loss)..................            --          (.02)              (.05)          (.02)

Net realized and unrealized gain (loss)
   on investments.............................          1.73          2.20               1.72           (.46)
                                                     -------        ------            -------        -------

Total from investment operations..............          1.73          2.18               1.67           (.48)

Distributions from net realized gains.........         (1.49)           --              (1.49)            --
                                                     -------        ------            -------        -------

Net asset value, end of period................       $ 11.82       $ 11.58            $ 11.68        $ 11.50
                                                     =======       =======            =======        =======


Total Return (iii)............................         17.7%         23.2%              17.3%          (4.0%)
                                                     =======       =======            =======        =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)..........................      $ 95,118     $  52,307            $ 1,376    $       199
                                                     =======       =======            =======        =======

  Ratio of expenses to average
     net assets...............................         1.26%         1.30%              2.02%          2.02%
                                                     =======       =======            =======        =======

  Ratio of net investment income (loss)
     to average net assets....................         (.27%)        (.39%)            (1.07%)        (1.43%)
                                                     =======       =======            =======        =======


  Portfolio Turnover Rate.....................        60.77%       128.26%             60.77%        128.26%
                                                     =======       =======            =======        =======


  Average Commission Rate Paid................      $  .0727       $ .0699            $ .0727     $    .0699
                                                     =======       =======            =======        =======


(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(ii)  Amount was computed based on
      average shares outstanding during the year.
(iii) Does not reflect the effect of any sales charges.
(iv)  Initially offered August 1, 1997.
(v)   Initially offered January 1, 1997.
(vi)  Ratios have been annualized; total return has not been annualized.
(vii) Unaudited.



                       See Notes to Financial Statements.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1998


COMMON STOCKS--89.7%                SHARES      VALUE
                                    ------      -----
AEROSPACE--1.4%
Aviall Inc.*..................   217,500  $ 3,045,000
Thiokol Corporation...........    74,000    3,986,750
TriStar Aerospace Co.*........   120,000    1,980,000
                                          -----------
                                            9,011,750
                                          -----------
APPAREL--3.0%
Brylane Inc.*.................   180,800   10,622,000
Dan River Inc. Cl. A*.........   265,300    5,123,739
St. John Knits Inc............    65,000    2,900,625
                                          -----------
                                           18,646,364
                                          -----------
BIO-TECHNOLOGY--2.2%
IDEC Pharmaceuticals
  Corporation*................   145,500    5,238,000
INCYTE Pharmaceuticals, Inc.*.   192,700    8,671,500
                                          -----------
                                           13,909,500
                                          -----------
BUSINESS SERVICES--3.1%
Cognizant Corp................   146,500    7,535,667
Rent-Way Inc.*................   192,000    6,024,000
United Stationers Inc.*.......    93,000    5,870,625
                                          -----------
                                           19,430,292
                                          -----------
COMMUNICATIONS--4.3%
America Online Inc.*..........    85,000    6,800,000
Jacor Communications Inc.*....   180,500   10,265,938
Outdoor Systems, Inc.*........   311,050    9,875,837
                                          -----------
                                           26,941,775
                                          -----------
COMMUNICATION
  EQUIPMENT--1.9%
Ascend Communications, Inc.*..   201,200    8,764,876
Visual Networks, Inc.*........    91,500    3,030,938
                                          -----------
                                           11,795,814
                                          -----------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--.9%
Essex International Inc.*.....   162,400    5,826,100
                                          -----------
COMPUTER SERVICES--4.1%
Keane Inc.*...................    84,500    4,246,125
Network Associates Inc.*......   100,000    6,850,000
QuickResponse Service Inc.*...   103,800    4,878,600
Technology Solutions Co.*.....   227,500    7,308,438
Transaction Network
  Services Inc.* .............   139,800    2,848,425
                                          -----------
                                           26,131,588
                                          -----------
COMPUTER SOFTWARE--3.7%
CBT Group PLC ADS*............   169,500    8,623,312
Compuware Corp.*..............   130,000    6,353,750
Saville Systems PLC ADR*......   172,600    8,608,425
                                          -----------
                                           23,585,487
                                          -----------
CONSUMER PRODUCTS--2.0%
Central Garden & Pet Co.*.....   117,400    4,020,950
Furniture Brands
  International Inc.* ........   114,500    3,363,437
Pittway Corp. Cl. A...........    68,800    5,142,800
                                          -----------
                                           12,527,187
                                          -----------
CONTAINERS--.1%
Owens-Illinois Inc.*..........    20,000      791,260
                                          -----------
DRUG DISTRIBUTION--4.1%
AmeriSource Health
  Corp Cl. A* ................   134,500    7,330,250
Bergen Brunswig Corp. Cl. A...    84,800    3,847,800
McKesson Corp.................   130,000    9,189,440
Omnicare, Inc.................   166,700    5,709,475
                                          -----------
                                           26,076,965
                                          -----------
FINANCIAL SERVICES--7.1%
CMAC Investment Corp..........   131,300    8,477,122
Commerce Bancshares Inc.......    69,652    3,412,947
Dime Community Bancorp, Inc...   103,100    3,163,933
Finova Group Inc..............    73,000    4,275,099
Kansas City Southern
  Industries Inc..............   159,000    7,184,892
National Commerce Bancorp.....   100,000    4,475,000
North Fork Bancorp Inc........   133,100    4,941,338
Sovereign Bancorp Inc.........   206,400    3,895,800
Wilmington Trust Corp.........    81,000    5,234,625
                                          -----------
                                           45,060,756
                                          -----------
FOOD CHAINS--2.3%
Fred Meyer, Inc.*.............   191,600    8,598,050
Whole Foods Market Inc.* .....    93,000    5,754,375
                                          -----------
                                           14,352,425
                                          -----------
FOODS & BEVERAGES--6.6%
CKE Restaurants Inc...........   175,480    6,075,995
Earthgrains Company...........   211,400    9,882,950
Flowers Industries Inc........   297,000    6,348,375
Interstate Bakeries Corp......   160,300    5,079,586
Keebler Foods Co.*............   162,000    4,617,000
Suiza Foods Corp.*............    67,000    3,969,750
U.S.  Foodservice*............   157,200    5,551,204
                                          -----------
                                           41,524,860
                                          -----------
INSURANCE--3.7%
Enhance Financial Services
  Group Inc...................    86,000    5,901,750
Executive Risk Inc............    95,100    6,342,029
Fremont General Corp..........    52,200    2,910,150
Vesta Insurance Group Inc.....   146,000    8,267,250
                                          -----------
                                           23,421,179
                                          -----------
LEISURE &
  ENTERTAINMENT--2.4%
Family Golf Centers Inc.*.....   188,000    7,919,500
International Game Technology.   132,000    3,671,315
Premier Parks Inc.*...........    70,000    3,893,750
                                          -----------
                                           15,484,565
                                          -----------

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1998


                                    SHARES      VALUE
                                    ------      -----
MANUFACTURING--2.1%
Knoll Inc.*...................   176,100  $ 6,130,569
Leggett & Platt Inc...........    77,100    4,004,420
Scotsman Industries Inc.......   100,000    2,862,500
                                          -----------
                                           12,997,489
                                          -----------
MEDICAL DEVICES--3.5%
Biomet Inc....................   240,000    7,200,000
ESC Medical Systems Ltd.*.....   170,900    5,554,250
Ocular Sciences Inc.*.........   141,200    3,953,600
Safeskin Corp.*...............   155,800    5,550,375
                                          -----------
                                           22,258,225
                                          -----------
MEDICAL SERVICES--5.2%
Express Scripts Inc. Cl. A*...    70,000    5,600,000
Hooper Holmes Inc.............   205,200    4,835,127
Impath Inc.*..................    85,000    3,166,250
Lincare Holdings Inc.*........   100,000    8,112,500
MedQuist Inc.*................   143,600    7,000,500
VWR Scientific
  Products Corp.* ............   120,000    3,945,000
                                          -----------
                                           32,659,377
                                          -----------
OIL & GAS--.7%
Varco International Inc.*.....   149,000    4,581,750
                                          -----------
PHARMACEUTICALS--4.0%
Alza Corp.*...................   124,400    5,963,487
Elan Corp PLC-ADR*............   163,600   10,163,650
Forest Laboratories, Inc.*....   262,200    9,488,494
                                          -----------
                                           25,615,631
                                          -----------
PUBLISHING--.8%
Ziff-Davis Inc.*..............   270,000    4,860,000
                                          -----------
POLLUTION  CONTROL--1.2%
USA Waste Services, Inc.*.....   152,000    7,457,575
                                          -----------
RESTAURANTS  &
  LODGING--1.2%
Outback Steakhouse, Inc.*.....   111,600    4,254,750
Showbiz Pizza Time, Inc.*.....    93,800    3,623,025
                                          -----------
                                            7,877,775
                                          -----------
RETAILING--13.9%
BJ's Wholesale Club Inc.*.....   173,500    6,950,931
Bed Bath & Beyond Inc.*.......   134,400    6,619,200
Bon-Ton Stores Inc.*..........   187,300    3,067,038
Borders Group Inc.*...........   238,600    7,665,025
Dress Barn Inc.*..............   151,300    4,406,613
Elder-Beerman Stores Corp.*...   133,500    3,604,500
Family Dollar Stores Inc......   174,400    5,929,600
Finish Line (The) Inc Cl. A*..   150,000    3,712,500
Kmart Corp.*..................   310,000    5,405,780
Linens'n Things Inc.*.........   102,500    6,175,625
Michaels Stores Inc.*.........   276,800    8,373,200
Pacific Sunwear of
  California Inc.* ...........    80,000    3,530,000
Proffitt's Inc.*..............   160,000    6,360,000
Stage Stores, Inc.*...........   145,300    7,473,941
Sunglass Hut
  International Inc.* ........   290,500    2,778,052
WestPoint Stevens Inc.*.......   180,600    6,050,100
                                          -----------
                                           88,102,105
                                          -----------
SEMICONDUCTORS--.5%
Micron Technology Inc.*.......   101,600    3,156,001
                                          -----------
TRANSPORATION--3.7%
Coach USA Inc.*...............   200,900    9,530,294
Continental
  Airlines Inc. Cl. B* .......   124,000    7,300,500
SkyWest Inc...................   157,800    6,390,900
                                          -----------
                                           23,221,694
                                          -----------
Total Common Stocks
  (Cost $443,646,444).........            567,305,489
                                          -----------

SHORT-TERM CORPORATE           PRINCIPAL
  NOTES--10.9%                   AMOUNT
                               ---------
Merrill Lynch & Co., Inc.,....
  5.53%, 5/12/98..............$23,000,000  22,961,136
Three Rivers Funding Corp.,
  5.55%, 5/14/98 (a).......... 23,000,000  22,953,904
Trident Capital Finance Inc.,
  5.54%, 5/15/98 (a).......... 23,100,000  23,050,233
                                          -----------
Total Short-Term Corporate Notes
  (Cost $68,965,273)..........             68,965,273
                                          -----------
Total Investments
  (Cost $512,611,717) (b).....    100.6%  636,270,762
Liabilities in Excess of
  Other Assets                      (.6)   (3,629,620)
                                  -----   -----------

Net Assets....................    100.0% $632,641,142
                                  -----  ------------



*  Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $512,611,717, amounted to $ 123,659,045 which consisted of aggregate gross unrealized appreciation of $126,933,524 and aggregate gross unrealized depreciation of $ 3,274,479.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period



                                                                         CLASS B(i)
                                         ----------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED OCTOBER 31,
                                               APRIL 30,   ----------------------------------------------------
                                              1998(v)(vi)    1997       1996       1995       1994       1993
                                              -----------    ----       ----       ----       ----       ----


Net asset value, beginning of period ......... $  10.29   $  10.86   $  11.13   $   7.62   $   8.65     $ 6.88
                                               --------   --------   --------   --------   --------     ------

Net investment income (loss)..................     (.09)      (.11)      (.09)      (.13)      (.09)      (.08)

Net realized and unrealized gain (loss)
   on investments.............................      .76       1.28        .42       3.64       (.02)      1.85
                                               --------   --------   --------   --------   --------     ------
Total from investment operations..............      .67       1.17        .33       3.51       (.11)      1.77


Distributions from net realized gains.........     (.51)     (1.74)      (.60)        --       (.92)        --
                                               --------   --------   --------   --------   --------     ------

Net asset value, end of period................ $  10.45   $  10.29   $  10.86   $  11.13   $   7.62     $ 8.65
                                               ========   ========   ========   ========   ========   ========

Total Return (ii).............................     7.3%      12.9%       3.2%      46.2%      (1.1%)     25.8%
                                               ========   ========   ========   ========   ========   ========

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted).......................... $577,316   $580,651   $553,872   $463,718   $294,890   $300,108
                                               ========   ========   ========   ========   ========   ========


  Ratio of expenses to average
     net assets...............................    2.11%      2.14%      2.13%      2.11%      2.18%      2.13%
                                               ========   ========   ========   ========   ========   ========


  Ratio of net investment income
     (loss) to average net assets.............   (1.58%)    (1.67%)    (1.59%)    (1.75%)    (1.51%)    (1.52%)
                                               ========   ========   ========   ========   ========   ========


  Portfolio Turnover Rate.....................   88.19%    120.27%    153.35%     97.37%    131.86%    148.49%
                                               ========   ========   ========   ========   ========   ========


  Average Commission Rate Paid................  $ .0671    $ .0652    $ .0611
                                               ========   ========   ========



-------------------
See footnotes on page 11.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                        CLASS A (iv)(v)                  CLASS C (iii)(v)
                                               --------------------------------  --------------------------------
                                                   SIX MONTHS     TEN MONTHS         SIX MONTHS   THREE MONTHS
                                                      ENDED          ENDED              ENDED         ENDED
                                                    APRIL 30,     OCTOBER 31,         APRIL 30,    OCTOBER 31,
                                                    1998(vi)         1997             1998(vi)        1997

Net asset value, beginning of period..........      $  10.35      $   9.21            $ 10.29       $  10.38
                                                    --------      --------            -------       --------

Net investment income (loss)..................          (.01)         (.04)              (.01)          (.03)

Net realized and unrealized gain (loss)
   on investments.............................           .74          1.18                .68           (.06)
                                                    --------      --------            -------       --------

Total from investment operations..............           .73          1.14                .67           (.09)

Distributions from net realized gains.........          (.51)           --               (.51)            --
                                                    --------      --------            -------       --------

Net asset value, end of period................      $  10.57      $  10.35            $ 10.45       $  10.29
                                                    ========      ========            =======       ========



Total Return (ii).............................          7.8%         12.4%               7.3%           (.9%)
                                                    ========      ========            =======       ========


Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)..........................      $ 52,650      $ 25,996            $ 2,675       $    338
                                                    ========      ========            =======       ========


  Ratio of expenses to average
     net assets...............................         1.36%         1.38%              2.11%          2.09%
                                                    ========      ========            =======       ========
  Ratio of net investment income (loss)
     to average net assets....................         (.81%)        (.93%)            (1.55%)        (1.71%)
                                                    ========      ========            =======       ========


  Portfolio Turnover Rate.....................        88.19%       120.27%             88.19%        120.27%
                                                    ========      ========            =======       ========


  Average Commission Rate Paid................       $ .0671       $ .0652            $ .0671       $  .0652
                                                    ========      ========            =======       ========


(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(ii)  Does not reflect the effect
      of any sales charges.
(iii) Initially offered August 1, 1997.
(iv)  Initially offered January 1, 1997.
(v)   Ratios have been annualized; total return has not been annualized.
(vi)  Unaudited.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1998


COMMON STOCKS--67.3%              SHARES      VALUE
                                  ------      -----

APPLIANCES & TOOLS--1.0%
Black & Decker Corp..............  3,500    $ 180,687
                                            ---------
BROADCASTING--1.4%
CBS Corp. .......................  7,000      249,375
                                            ---------
BUILDING &
  CONSTRUCTION--1.7%
Masco Corp.......................  5,000      290,000
                                            ---------
BUSINESS SERVICES--2.0%
H&R Block Inc....................  2,600      117,000
Cognizant Corp...................  4,400      226,327
                                            ---------
                                              343,327
                                            ---------
COMMUNICATIONS--3.4%
America Online Inc.*.............  3,800      304,000
WorldCom Inc.*...................  6,300      269,520
                                            ---------
                                              573,520
                                            ---------
COMMUNICATION
  EQUIPMENT--2.4%
Ascend Communications, Inc.*.....  3,300      143,758
Cisco Systems, Inc.*.............  3,550      260,038
                                            ---------
                                              403,796
COMPUTER RELATED &
  BUSINESS EQUIPMENT--2.9%
Compaq Computer Corp.............  6,500      182,410
International Business
  Machines Corp.                   1,100      127,462
Xerox Corp.......................  1,700      192,950
                                            ---------
                                              502,822
                                            ---------
COMPUTER SERVICES--.6%
Network Associates Inc.*.........  1,400       95,900
                                            ---------
COMPUTER SOFTWARE--3.4%
Compuware Corp.*.................  2,800      136,850
HBO & Company....................  3,100      185,420
Microsoft Corporation*...........  2,900      261,362
                                            ---------
                                              583,632
                                            ---------
CONGLOMERATE--1.4%
Tyco International Ltd...........  4,546      247,756
                                            ---------
DRUG DISTRIBUTION--1.8%
AmeriSource Health Corp Cl. A*...  1,500       81,750
McKesson Corp....................  3,200      226,202
                                            ---------
                                              307,952
                                            ---------
ENERGY & ENERGY SERVICES--.7%
AES Corp.*.......................  2,200      121,414
                                            ---------
FINANCIAL  SERVICES--12.4%
Banc One Corp....................  2,530      148,797
BankAmerica Corp.................  2,000      170,000
Bank of New York Inc.............  5,200      307,128
Chase Manhattan Corp.............    500       69,282
Federal Home Loan Mortgage
  Corporation....................  3,700      171,357
First Union Corp.................  2,772      167,360
Household International Inc......  1,700      223,445
Kansas City Southern
  Industries Inc. ...............  3,000      135,564
Morgan Stanley Dean Witter & Co..  4,635      365,586
NationsBank Corp.................  2,300      174,225
Paine Webber Group Inc...........  2,450      109,792
Schwab (Charles)
  Corporation (The) .............  2,050       71,750
                                            ---------
                                            2,114,286
                                            ---------
FOOD CHAINS--2.5%
Kroger Co.*......................  2,700      113,062
Safeway Inc.*....................  8,000      306,000
                                            ---------
                                              419,062
                                            ---------
INSURANCE--4.3%
American International
  Group, Inc. ...................  2,050      269,704
MGIC Investment Corp.............  1,900      119,700
Travelers Group Inc..............  5,500      336,534
                                            ---------
                                              725,938
                                            ---------
LEISURE &
  ENTERTAINMENT--2.7%
Carnival Corporation Cl. A.......  4,200      292,165
International Game Technology....  6,200      172,441
                                            ---------
                                              464,606
                                            ---------
MEDICAL DEVICES--1.6%
Guidant Corp.....................  2,400      160,500
Medtronic, Inc...................  2,000      105,250
                                            ---------
                                              265,750
                                            ---------
PHARMACEUTICALS--7.9%
Bristol Myers Squibb Co..........  3,100      328,212
Eli Lilly & Company..............  1,700      118,257
Forest Laboratories, Inc.*.......  1,600       57,901
Pfizer Inc.......................  1,000      113,813
Schering-Plough Corporation......  4,300      344,538
Warner-Lambert Co................  2,000      378,376
                                            ---------
                                            1,341,097
                                            ---------
POLLUTION  CONTROL--.9%
USA Waste Services, Inc.*........  3,000      147,188
                                            ---------
RETAILING--7.0%
CVS Corp.........................  3,000      221,250
Home Depot, Inc..................  5,000      348,125
Kmart Corp.*.....................  4,200       73,240
Staples Inc.*....................  8,100      199,973
Wal-Mart Stores Inc..............  6,800      343,828
                                            ---------
                                            1,186,416
                                            ---------
SEMICONDUCTORS--1.5%
Intel Corp.......................  2,500      202,032
Micron Technology Inc.*..........  1,900       59,020
                                            ---------
                                              261,052
                                            ---------
TOYS--1.5%
Mattel Inc.......................  6,700      256,697
                                            ---------

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1998


COMMON STOCKS--(cont.)            SHARES      VALUE
                                  ------      -----
TRANSPORTATION--2.3%
AMR Corp.*.......................  1,600   $   243,800
Burlington Northern Santa Fe Co..  1,500       148,500
                                           -----------
                                               392,300
                                           -----------
Total Common Stocks
  (Cost $8,717,429)..............           11,474,573
                                           -----------
PREFERRED STOCK--1.0%
COMMUNICATION EQUIPMENT
Nokia Corporation, ADR
  (Cost $125,202)................  2,600       173,875
                                           -----------

CORPORATE BONDS--13.4%          PRINCIPAL
                                 AMOUNT
                                ---------
AUTOMOTIVE--3.4%
Ford Motor Capital B.V.,
  9.50%, 6/1/10.................$300,000       366,654
General Motors Acceptance Corp.,
  7.125%, 6/1/99................ 200,000       202,254
                                           -----------
                                               568,908
                                           -----------
CONGLOMERATE--1.8%
GE Capital Corp.,
  7.25%, 6/5/12..................300,000       301,101
                                           -----------
ELECTRIC & GAS
  COMPANIES--2.8%
Cincinnati Gas & Electric Co.,
  7.20%, 10/1/23.................100,000        99,320
Pacific Gas & Electric Co.,
  7.25%, 3/1/26..................182,000       185,216
Potomac Electric Power Co.,
  7.00%, 1/15/24.................200,000       201,162
                                           -----------
                                               485,698
                                           -----------
FINANCIAL SERVICES--4.2%
BankAmerica Corp.,
  6.625%, 10/15/07...............200,000       201,072
Bankers Trust Corp.,
  7.00%, 3/13/18.................300,000       305,250
Citicorp.,
  7.125%, 6/1/03.................200,000       205,618
                                           -----------
                                               711,940
                                           -----------
POLLUTION  CONTROL--1.2%
Waste Management Inc.,
  8.25%, 11/15/99................200,000      205,908
                                           -----------
Total Corporate Bonds
  (Cost $2,308,102) .............           2,273,555
                                           -----------
U.S. GOVERMENT & AGENCY
  OBLIGATIONS--15.7%
U.S. Treasury Notes,
  6.375%, 1/15/00............... 100,000      101,234
U.S. Treasury Notes,
  7.50%, 5/15/02.................100,000      106,500
U.S. Treasury Notes,
  6.25%, 2/15/03.................250,000      255,938
Federal Home Loan Bank Corp.,
  6.00%, 1/27/03.................250,000      247,033
Federal Home Loan Bank Corp.,
  7.58%, 7/9/12..................200,000      199,960
Federal Home Loan Bank Corp.,
  7.30%, 12/24/12................300,000      298,359
Federal Home Loan Mortgage Corp.,
  6.50%, 6/10/03.................150,000      149,016
Federal National Mortgage  Assoc.,
  8.50%, 2/1/05..................100,000      103,813
Federal National Mortgage  Assoc.,
  7.49%, 5/22/07.................250,000      253,868
Federal National Mortgage  Assoc.,
  7.00%, 3/14/13.................600,000      586,500
Federal National Mortgage  Assoc.,
  6.75%, 2/4/28..................400,000      381,876
                                           ----------
Total U.S. Goverment & Agency
  Obligations (Cost $2,731,195)..           2,684,097
                                           ----------
SHORT-TERM CORPORATE
  NOTES--3.5%
Countrywide Home Loans Inc.,
  5.57%, 5/7/98..................150,000      149,861
OGE Energy Corp.,
  5.51%, 5/1/98..................200,000      200,000
Trident Capital Finance Inc.,
  5.54%, 5/15/98 (a).............250,000      249,461
                                          -----------
Total Short-Term Corporate Notes
  (Cost $599,322)................             599,322
                                          -----------
Total Investments
  (Cost $14,481,250)(b).......... 100.9%   17,205,422
Liabilities in Excess of
  Other Assets ..................   (.9)     (159,788)
                                          -----------
Net Assets....................... 100.0%  $17,045,634
                                  =====   ===========

*  Non-income producing security.
(a)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b)At April 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,481,250, amounted to $2,724,172 which consisted of aggregate gross unrealized appreciation of $ 2,879,942 and aggregate gross unrealized depreciation of $155,770.

                        See Notes to Financial Statements

THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                                                           CLASS B
                                            ---------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED OCTOBER 31,
                                               APRIL 30,    -----------------------------------------------------
                                            1998(iii)(vii)    1997       1996       1995       1994       1993
                                            --------------    ----       ----       ----       ----       ----


Net asset value, beginning of period .........  $ 16.48    $ 14.21    $ 13.59    $ 10.65    $ 11.18    $  9.95
                                                -------    -------    -------    -------    -------    -------

Net investment income (loss)..................      .03         --        .12       (.02)(i)   (.05)      (.01)

Net realized and unrealized gain (loss)
   on investments.............................     1.68       2.67        .72       2.96       (.39)      1.24
                                                -------    -------    -------    -------    -------    -------


Total from investment operations..............     1.71       2.67        .84       2.94       (.44)      1.23

Dividends from net investment income..........     (.01)      (.06)      (.01)        --         --         --

Distributions from net realized gains.........    (2.20)      (.34)      (.21)        --       (.09)        --
                                                -------    -------    -------    -------    -------    -------


Total distributions...........................    (2.21)      (.40)      (.22)        --       (.09)        --
                                                -------    -------    -------    -------    -------    -------

Net asset value, end of period................ $  15.98   $  16.48   $  14.21    $ 13.59    $ 10.65    $ 11.18
                                               ========   ========   ========    =======    =======    =======

Total Return (ii).............................    12.2%      19.3%       6.3%      27.6%      (4.0%)     12.4%
                                               ========   ========   ========    =======    =======    =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted).......................... $ 16,218   $ 12,653   $ 13,492    $ 6,214    $ 3,073    $ 3,125
                                               ========   ========   ========    =======    =======    =======


  Ratio of expenses to average
     net assets...............................    2.66%      2.89%      2.70%      3.34%      3.18%      3.82%
                                               ========   ========   ========    =======    =======    =======


  Decrease reflected in above
     expense ratios due to
     expense reimbursements (iv)..............       --         --         --       .24%         --       .75%
                                               ========   ========   ========    =======    =======    =======


  Ratio of net investment income
     (loss) to average net assets.............     .21%       .04%       .47%      (.13%)     (.41%)     (.97%)
                                               ========   ========   ========    =======    =======    =======


  Portfolio Turnover Rate.....................   35.60%    109.26%     85.51%     84.06%     84.88%    115.17%
                                               ========   ========   ========    =======    =======    =======


  Average Commission Rate Paid................ $  .0737   $  .0709   $  .0700
                                               ========   ========   ========


------------------
See footnotes on page 15.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                       CLASS A (iii)(vi)                 CLASS C (iii)(v)
                                               --------------------------------  --------------------------------
                                                   SIX MONTHS     TEN MONTHS         SIX MONTHS   THREE MONTHS
                                                      ENDED          ENDED              ENDED         ENDED
                                                    APRIL 30,     OCTOBER 31,         APRIL 30,    OCTOBER 31,
                                                    1998(vii)        1997             1998(vii)       1997
                                                   ----------     -----------        ----------   ------------

Net asset value, beginning of period..........       $ 16.58       $ 13.99            $ 16.49        $ 16.88
                                                     -------       -------            -------        -------


Net investment income (loss)..................           .07           .05                .02           (.01)

Net realized and unrealized gain (loss)
   on investments.............................          1.72          2.54               1.70           (.38)
                                                     -------       -------            -------        -------


Total from investment operations..............          1.79          2.59               1.72           (.39)
                                                     -------       -------            -------        -------


Dividends from net investment income..........          (.06)           --                 --             --

Distributions from net realized gains.........         (2.20)           --              (2.20)            --
                                                     -------       -------            -------        -------


Total distributions...........................         (2.26)           --              (2.20)            --
                                                     -------       -------            -------        -------

Net asset value, end of period................       $ 16.11       $ 16.58            $ 16.01        $ 16.49
                                                     =======       =======            =======        =======

Total Return (ii).............................         12.7%         18.5%              12.3%        (2.31)%
                                                     =======       =======            =======        =======


Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)..........................       $   681       $   459            $   147        $    48
                                                     =======       =======            =======        =======

  Ratio of expenses to average
     net assets...............................         1.89%         2.10%              2.62%          2.77%
                                                     =======       =======            =======        =======

  Ratio of net investment income (loss)
     to average net assets....................          .96%          .72%               .21%         (.84)%
                                                     =======       =======            =======        =======


  Portfolio Turnover Rate.....................        35.60%       109.26%             35.60%        109.26%
                                                     =======       =======            =======        =======


  Average Commission Rate Paid................       $ .0737       $ .0709            $ .0737        $ .0709
                                                     =======       =======            =======        =======


(i)   Amount was computed based on average shares outstanding during the period.
(ii)  Does not reflect the effect of any sales charges.
(iii) Ratios have been annualized; total return has not been annualized.
(iv) Represents expense reimbursements made pursuant to applicable state expense limits.
(v)   Initially offered August 1, 1997.
(vi)  Initially offered January 1, 1997.
(vii) Unaudited.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1998

COMMON STOCKS--94.0%                SHARES      VALUE
                                    ------      -----

APPAREL--.5%
Tommy Hilfiger Corporation*...... 16,700  $ 1,018,700
                                          -----------
APPLIANCES & TOOLS--1.0%
Black & Decker Corp.............. 39,100    2,018,538
                                          -----------
BUILDING &
  CONSTRUCTION--4.1%
Champion Enterprises Inc.*....... 52,200    1,298,475
Masco Corp....................... 83,600    4,848,800
Royal Group Technologies Ltd.*... 69,800    2,168,197
                                          -----------
                                            8,315,472
                                          -----------
BUSINESS SERVICES--6.2%
Cognizant Corp...................112,700    5,797,063
Consolidation Capital Corp.*..... 43,100      950,915
H&R Block Inc.................... 65,000    2,925,000
Paychex, Inc..................... 51,400    2,791,688
                                          -----------
                                           12,464,666
                                          -----------
COMMUNICATIONS--2.8%
America Online Inc.*............. 69,300    5,544,000
                                          -----------
COMMUNICATION
  EQUIPMENT--1.0%
Ascend Communications, Inc.*..... 45,700    1,990,828
                                          -----------
COMPUTER SERVICES--3.2%
Network Associates Inc.*......... 67,200    4,603,200
Sterling Commerce, Inc.*......... 44,500    1,894,054
                                          -----------
                                            6,497,254
                                          -----------
COMPUTER SOFTWARE--4.1%
Compuware Corp.*................. 92,100    4,501,388
HBO & Company.................... 62,400    3,732,330
                                          -----------
                                            8,233,718
                                          -----------
CONSUMER PRODUCTS--2.1%
Furniture Brands
  International Inc.* ........... 98,500    2,893,438
Newell Co........................ 25,500    1,231,982
                                          -----------
                                            4,125,420
                                          -----------
CONTAINERS--1.3%
Owens-Illinois Inc.*............. 67,000    2,650,720
                                          -----------
DRUG DISTRIBUTION--8.8%
AmeriSource Health Corp. Cl. A*.. 77,800    4,240,100
Bergen Brunswig Corp. Cl. A...... 23,800    1,079,925
Cardinal Health, Inc............. 42,900    4,129,125
McKesson Corp.................... 75,600    5,344,012
Omnicare, Inc.................... 84,100    2,880,425
                                          -----------
                                           17,673,587
                                          -----------
ENERGY & ENERGY
  SERVICES--2.6%
AES Corp.*....................... 95,500    5,270,454
                                          -----------
FINANCIAL SERVICES--9.2%
Dime Community Bancorp, Inc...... 71,500    2,194,192
Finova Group Inc................. 21,000    1,229,823
Kansas City Southern
  Industries Inc. ............... 46,600    2,105,761
Paine Webber Group Inc........... 51,550    2,310,110
Schwab (Charles)
  Corporation (The) ............. 35,600    1,246,000
Sovereign Bancorp Inc............121,200    2,287,650
Star Banc Corp................... 18,400    1,162,659
State Street Corp................ 56,000    4,004,000
SunAmerica Inc................... 36,000    1,797,768
                                          -----------
                                           18,337,963
                                          -----------
FOOD CHAINS--1.5%
Fred Meyer, Inc.*................ 67,000    3,006,625
                                          -----------
FOODS & BEVERAGES--2.4%
Suiza Foods Corp.*............... 82,700    4,899,975
                                          -----------
INSURANCE--1.9%
MGIC Investment Corp............. 60,500    3,811,500
                                          -----------
LEISURE &
  ENTERTAINMENT--5.6%
Carnival Corporation Cl. A....... 43,100    2,998,165
International Game Technology....225,500    6,271,832
Premier Parks Inc.*.............. 34,500    1,919,063
                                          -----------
                                           11,189,060
                                          -----------
MANUFACTURING--2.3%
Leggett & Platt Inc.............. 50,900    2,643,644
Wabash National Corp............. 62,100    1,917,338
                                          -----------
                                            4,560,982
                                          -----------
MEDICAL DEVICES--3.1%
Biomatrix Inc.*.................. 35,000    1,111,250
Biomet Inc....................... 93,700    2,811,000
Guidant Corp..................... 19,400    1,297,375
Safeskin Corp.*.................. 30,400    1,083,000
                                          -----------
                                            6,302,625
                                          -----------
MEDICAL SERVICES--1.8%
Quorum Health Group Inc.*........114,950    3,692,769
                                          -----------
PHARMACEUTICALS--4.4%
Alza Corp.*...................... 39,200    1,879,170
Elan Corp PLC-ADR*............... 47,300    2,938,513
Forest Laboratories, Inc.*.......111,100    4,020,487
                                          -----------
                                            8,838,170
                                          -----------

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1998


COMMON STOCKS--94.0%                SHARES      VALUE
                                    ------      -----
POLLUTION CONTROL--3.6%
USA Waste Services, Inc.*........145,900  $ 7,158,292
                                          -----------
RESTAURANTS &
  LODGING--2.8%
Outback Steakhouse, Inc.*........ 86,000    3,278,750
Showbiz Pizza Time, Inc.*........ 59,000    2,278,875
                                          -----------
                                            5,557,625
                                          -----------
RETAILING--6.9%
Borders Group Inc.*.............. 56,000    1,799,000
CVS Corp......................... 45,400    3,348,250
General Nutrition
  Companies, Inc.* .............. 91,100    3,268,213
Kmart Corp.*..................... 67,400    1,175,321
Staples Inc.*....................170,850    4,217,944
                                          -----------
                                           13,808,728
                                          -----------
SEMICONDUCTORS--.5%
Micron Technology Inc.*.......... 32,500    1,009,548
                                          -----------
TEXTILES--.5%
Pillowtex Corp................... 19,700      988,704
                                          -----------
TOYS--2.5%
Mattel Inc.......................131,000    5,019,003
                                          -----------
TRANSPORTATION--7.3%
Alaska Air Group Inc.*........... 41,600    2,334,800
AMR Corp.*....................... 27,400    4,175,075
Coach USA Inc.*.................. 56,300    2,670,758
Continental Airlines Inc. Cl. B*. 92,500    5,445,938
                                          -----------
                                           14,626,571
                                          -----------
Total Common Stocks
  (Cost $157,470,670)............         188,611,497
                                          -----------

SHORT-TERM CORPORATE                PRINCIPAL
  NOTES--8.2%                         AMOUNT          VALUE
                                    ----------       -------
APC Funding Corp.,
  5.55%, 5/12/98.................   $5,200,000    $  5,191,182
Merrill Lynch & Co., Inc.,
  5.53%, 5/12/98.................    5,600,000       5,590,538
Trident Capital Finance Inc.,
  5.54%, 5/15/98(a)..............    5,700,000       5,687,720
                                                  ------------
Total Short-Term Corporate Notes
  (Cost $16,469,440).............                   16,469,440
                                                  ------------
Total Investments
  (Cost $173,940,110)(b).........       102.2%     205,080,937

Liabilities in Excess of
  Other Assets ..................        (2.2)      (4,460,259)
                                        -----     ------------

Net Assets.......................       100.0%    $200,620,678
                                        =====     ============

  * Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $173,940,110, amounted to $31,140,827 which consisted of aggregate gross unrealized appreciation of $32,886,560 and aggregate gross unrealized depreciation of $ 1,745,733.


                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                                                           CLASS B
                                          -------------------------------------------------------------------------------------
                                                                                                          FROM
                                                                                                      MAY 24, 1993
                                            SIX MONTHS                                                (COMMENCEMENT
                                               ENDED                YEAR ENDED OCTOBER 31,          OF OPERATIONS) TO
                                             APRIL 30,     ----------------------------------------     OCTOBER 31,
                                           1998(i)(vii)     1997       1996       1995       1994        1993(i)
                                           ------------     ----       ----       ----       ----    ----------------

Net asset value, beginning of period....    $  22.33      $  18.87  $   18.94  $   12.77  $   12.48    $ 10.00
                                            --------      --------  ---------  ---------  ---------    -------

Net investment income (loss)............        (.16)(ii)     (.29)      (.25)(ii)  (.08)      (.11)      (.09)
Net realized and unrealized gain (loss)
   on investments.......................        2.44          4.23       1.35       6.25        .68       2.57
                                            --------      --------  ---------  ---------  ---------    -------

Total from investment operations........        2.28          3.94       1.10       6.17        .57       2.48
Distributions from net realized gains...       (2.46)         (.48)     (1.17)        --       (.28)        --
                                            --------      --------  ---------  ---------  ---------    -------

Net asset value, end of period..........    $  22.15      $  22.33  $   18.87  $   18.94  $   12.77    $ 12.48
                                            --------      --------  ---------  ---------  ---------    -------

Total Return (iii)......................       12.7%         21.4%       6.4%      48.3%       4.7%      24.8%
                                            ========      ========   ========   ========   ========    =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)....................    $185,814      $166,475   $125,686   $ 54,016   $ 18,516    $ 3,836
                                            ========      ========   ========   ========   ========    =======

  Ratio of expenses to average
     net assets.........................       2.13%         2.19%      2.27%      2.39%      3.20%      3.73%
                                            ========      ========   ========   ========   ========    =======

  Decrease reflected in above
     expense ratios due to
     expense reimbursements (iv)........          --            --         --         --       .07%       .80%
                                            ========      ========   ========   ========   ========    =======

  Ratio of net investment income
     (loss) to average net assets.......      (1.50%)       (1.58%)    (1.33%)    (1.71%)    (2.32%)    (2.86%)
                                            ========      ========   ========   ========   ========    =======

  Portfolio Turnover Rate...............      96.96%       160.09%    113.95%    121.60%    127.40%     57.64%
                                            ========      ========   ========   ========   ========    =======

  Average Commission Rate Paid..........    $  .0711      $  .0680   $  .0690
                                            ========      ========   ========

-------------------
See footnotes on page 19.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                        CLASS A (i)(vi)                   CLASS C (i)(v)
                                               --------------------------------  --------------------------------
                                                   SIX MONTHS     TEN MONTHS         SIX MONTHS   THREE MONTHS
                                                      ENDED          ENDED              ENDED         ENDED
                                                    APRIL 30,     OCTOBER 31,         APRIL 30,    OCTOBER 31,
                                                    1998(vii)        1997             1998(vii)       1997
                                                   ----------     -----------        ----------   ------------

Net asset value, beginning of period..........      $  22.46      $  18.92            $ 22.33        $ 22.49
                                                    --------      --------            -------        -------

Net investment income (loss)..................         (.07)(ii)      (.10)              (.18)(ii)      (.03)

Net realized and unrealized gain (loss)
   on investments.............................          2.46          3.64               2.43           (.13)
                                                    --------      --------            -------        -------

Total from investment operations..............          2.39          3.54               2.25           (.16)

Distributions from net realized gains.........         (2.46)           --              (2.46)            --
                                                    --------      --------            -------        -------

Net asset value, end of period................      $  22.39      $  22.46            $ 22.12        $ 22.33
                                                    ========      ========            =======        =======


Total Return (iii)............................         13.1%         18.7%              12.5%           (.7%)
                                                    ========      ========            =======        =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)..........................      $ 14,137      $  5,436              $ 670        $    84
                                                    ========      ========            =======        =======

  Ratio of expenses to average
     net assets...............................         1.37%         1.40%              2.12%          1.97%
                                                    ========      ========            =======        =======

  Ratio of net investment income (loss)
     to average net assets....................         (.72%)        (.83%)            (1.38%)        (1.55%)
                                                    ========      ========            =======        =======


  Portfolio Turnover Rate.....................        96.96%       160.09%             96.96%        160.09%
                                                    ========      ========            =======        =======


  Average Commission Rate Paid................      $  .0711      $  .0680            $ .0711        $ .0680
                                                    ========      ========            =======        =======



(i)  Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii)Does not reflect the effect of any sales charges.
(iv) Represents expense reimbursements made pursuant to applicable state expense limits.
(v)  Initially offered August 1, 1997.
(vi) Initially offered January 1, 1997.
(vii)Unaudited.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1998

Common Stocks--89.9%                                    Shares         Value
                                                        ------     ------------

APPAREL--1.0%
Brylane Inc.* ...................................       48,700     $  2,861,125
                                                                   ------------

BIO-TECHNOLOGY--.9%
INCYTE Pharmaceuticals, Inc.* ...................       55,000        2,475,000
                                                                   ------------

BROADCASTING--1.6%
CBS Corp. .......................................      123,600        4,403,250
                                                                   ------------

BUILDING &
  CONSTRUCTION--1.0%
Masco Corp. .....................................       50,000        2,900,000
                                                                   ------------

BUSINESS SERVICES--1.9%
Cognizant Corp. .................................      101,700        5,231,245
                                                                   ------------

COMMUNICATIONS--6.5%
America Online Inc.* ............................       92,600        7,408,000
Clear Channel
  Communications, Inc.* .........................       14,000        1,319,500
Jacor Communications Inc.* ......................       48,000        2,730,000
Outdoor Systems, Inc.* ..........................       50,000        1,587,500
WorldCom Inc.* ..................................      113,700        4,864,200
                                                                   ------------
                                                                     17,909,200
                                                                   ------------

COMMUNICATION
  EQUIPMENT--5.4%
Ascend Communications, Inc.* ....................       83,000        3,615,729
Cisco Systems, Inc.* ............................      102,000        7,471,500
Tellabs, Inc.* ..................................       54,400        3,855,600
                                                                   ------------
                                                                     14,942,829
                                                                   ------------

COMPUTER RELATED &
  BUSINESS EQUIPMENT--1.0%
International Business Machines Corp. ...........       23,900        2,769,412
                                                                   ------------

COMPUTER SERVICES--1.5%
Network Associates Inc.* ........................       60,000        4,110,000
                                                                   ------------

COMPUTER SOFTWARE--7.4%
Compuware Corp.* ................................      110,000        5,376,250
HBO & Company ...................................       49,800        2,978,687
Microsoft Corporation* ..........................       96,500        8,697,063
Saville Systems PLC ADR* ........................       70,000        3,491,250
                                                                   ------------
                                                                     20,543,250
                                                                   ------------

CONGLOMERATE--1.9%
Tyco International Ltd. .........................       97,434        5,310,152
                                                                   ------------

DRUG DISTRIBUTION--3.6%
AmeriSource Health Corp Cl. A* ..................       50,000        2,725,000
Bergen Brunswig Corp. Cl. A .....................       32,600        1,479,225
McKesson Corp. ..................................       83,700        5,916,585
                                                                   ------------
                                                                     10,120,810
                                                                   ------------

ENERGRY & ENERGY
  SERVICES--.8%
AES Corp.* ......................................       40,000        2,207,520
                                                                   ------------

FINANCIAL  SERVICES--9.6%
BankAmerica Corp. ...............................       45,900        3,901,500
Bank of New York Inc. ...........................      110,000        6,496,930
Chase Manhattan Corp. ...........................       10,600        1,468,768
Federal Home Loan Mortgage
  Corporation ...................................       59,500        2,755,624
Kansas City Southern
  Industries, Inc. ..............................       92,500        4,179,890
Morgan Stanley Dean Witter & Co. ................       36,180        2,853,698
NationsBank Corp. ...............................       34,900        2,643,675
State Street Corp. ..............................       33,800        2,416,700
                                                                   ------------
                                                                     26,716,785
                                                                   ------------

FOODS & BEVERAGES--1.0%
Earthgrains Company .............................       61,500        2,875,125
                                                                   ------------

FOOD CHAINS--2.7%
Fred Meyer, Inc.* ...............................       30,000        1,346,250
Kroger Co.* .....................................       65,900        2,759,562
Safeway Inc.* ...................................       89,400        3,419,550
                                                                   ------------
                                                                      7,525,362
                                                                   ------------

INSURANCE--5.4%
American International Group, Inc. ..............       27,100        3,565,357
Executive Risk Inc. .............................       25,300        1,687,206
MGIC Investment Corp. ...........................       25,700        1,619,100
Travelers Group Inc. ............................       89,100        5,451,850
Vesta Insurance Group Inc. ......................       48,600        2,751,975
                                                                   ------------
                                                                     15,075,488
                                                                   ------------

LEISURE &
  ENTERTAINMENT--2.3%
Carnival Corporation Cl. A ......................       40,000        2,782,520
International Game Technology ...................       41,100        1,143,114
Premier Parks Inc.* .............................       42,000        2,336,250
                                                                   ------------
                                                                      6,261,884
                                                                   ------------

PHARMACEUTICALS--12.6%
Bristol Myers Squibb Co. ........................       57,300        6,066,638
Elan Corp PLC-ADR* ..............................       84,400        5,243,350
Forest Laboratories, Inc.* ......................      114,200        4,132,670
Pfizer Inc. .....................................       74,200        8,444,925
Schering-Plough Corporation .....................       76,500        6,129,563
Warner-Lambert Co. ..............................       26,300        4,975,644
                                                                   ------------
                                                                     34,992,790
                                                                   ------------

POLLUTION  CONTROL--3.5%
USA Waste Services, Inc.* .......................      200,100        9,817,506
                                                                   ------------

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1998

COMMON STOCKS--(CONT.)                                  SHARES         VALUE
                                                        ------     ------------

RETAILING--13.7%
Bed Bath & Beyond Inc.* .........................       35,000     $  1,723,750
CVS Corp. .......................................       67,000        4,941,250
Home Depot, Inc. ................................      133,850        9,319,306
Kmart Corp.* ....................................      203,300        3,545,145
Michaels Stores Inc.* ...........................       78,600        2,377,650
Rite Aid Corp. ..................................      147,800        4,748,075
Staples Inc.* ...................................      190,650        4,706,767
Wal-Mart Stores Inc. ............................      134,500        6,800,724
                                                                   ------------
                                                                     38,162,667
                                                                   ------------

SEMICONDUCTORS--2.1%
Intel Corp. .....................................       44,600        3,604,260
Micron Technology Inc.* .........................       68,900        2,140,241
                                                                   ------------
                                                                      5,744,501
                                                                   ------------

TRANSPORTATION--2.5%
AMR Corp.* ......................................       28,100        4,281,738
SkyWest Inc. ....................................       66,000        2,673,000
                                                                   ------------
                                                                      6,954,738
                                                                   ------------

Total Common Stocks
  (Cost $202,686,869) ...........................                   249,910,639
                                                                   ------------

Preferred Stock--1.0%

COMMUNICATION EQUIPMENT
Nokia Corporation, ADR
  (Cost $2,069,672) .............................       43,000     $  2,875,625
                                                                   ------------

SHORT-TERM CORPORATE                                 PRINCIPAL
  NOTES--9.5%                                          AMOUNT
                                                     ---------
Quincy Capital Corporation.,
  5.55%, 5/15/98 ................................ $  9,000,000        8,980,575
Three Rivers Funding Corp.,
  5.55%, 5/13/98 (a) ............................    8,500,000        8,484,180
Trident Capital Finance Inc.,
  5.54%, 5/15/98 (a) ............................    9,000,000        8,980,610
                                                                   ------------
Total Short-Term Corporate Notes
  (Cost 26,445,365) .............................                    26,445,365
                                                                   ------------
Total Investments
  (Cost 231,201,906) (b) ........................        100.4%     279,231,629
Liabilities in Excess of Other Assets ...........          (.4)      (1,182,657)
                                                         -----     ------------

Net Assets ......................................        100.0%    $278,048,972
                                                         =====     ============

*   Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At April 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $231,201,906, amounted to $48,029,723 which consisted of aggregate gross unrealized appreciation of $49,270,331 and aggregate gross unrealized depreciation of $1,240,608.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period


                                                                                           CLASS B
                                                     ------------------------------------------------------------------------------
                                                        SIX MONTHS                          YEAR ENDED OCTOBER 31,
                                                          ENDED          ----------------------------------------------------------
                                                        APRIL 30,
                                                     1998(vii)(viii)        1997             1996             1995            1994
                                                     ---------------        ----             ----             ----            ----
Net asset value, beginning of period ............         $26.00           $21.62           $18.62           $11.11          $10.00
                                                      ----------       ----------       ----------         --------        --------
Net investment income (loss) ....................           (.14)            (.33)            (.34)(ii)       (0.47)(ii)      (0.47)
Net realized and unrealized gain (loss)
   on investments ...............................           3.39             4.85             3.88             7.98            1.58
                                                      ----------       ----------       ----------         --------        --------
Total from investment operations ................           3.25             4.52             3.54             7.51            1.11
Distributions from net realized gains ...........          (1.61)            (.14)            (.54)              --              --
                                                      ----------       ----------       ----------         --------        --------
Net asset value, end of period ..................         $27.64           $26.00           $21.62           $18.62          $11.11
                                                      ==========       ==========       ==========         ========        ========
Total Return (iii) ..............................          13.8%            21.0%            19.5%            67.6%           11.1%
                                                      ==========       ==========       ==========         ========        ========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) .....       $246,968         $212,895         $150,258          $33,640          $2,369
                                                      ==========       ==========       ==========         ========        ========
  Ratio of expenses excluding interest
     to average net assets ......................          2.21%            2.27%            2.44%            3.26%           4.13%
                                                      ==========       ==========       ==========         ========        ========
  Ratio of expenses including interest
     to average net assets ......................          2.28%            2.38%            2.46%            3.54%           5.53%
                                                      ==========       ==========       ==========         ========        ========
  Decrease reflected in above expense ratios
     due to expense reimbursements (iv) .........             --               --               --               --            .85%
                                                      ==========       ==========       ==========         ========        ========
  Ratio of net investment income
     (loss) to average net assets ...............         (1.51%)          (1.72%)          (1.61%)          (3.02%)         (5.12%)
                                                      ==========       ==========       ==========         ========        ========
  Portfolio Turnover Rate .......................         95.93%          157.63%          162.37%          197.65%         231.99%
                                                      ==========       ==========       ==========         ========        ========
  Average Commission Rate Paid ..................         $.0708           $.0702           $.0647
                                                      ==========       ==========       ==========         ========        ========
  Amount of debt outstanding at end of period ...             --               --       $7,700,000               --        $651,000
                                                      ==========       ==========       ==========         ========        ========
  Average amount of debt outstanding
     during the period ..........................     $2,656,354       $2,940,097         $239,966         $293,153        $406,864
                                                      ==========       ==========       ==========         ========        ========
  Average daily number of portfolio shares
     outstanding during the period ..............      9,536,041        7,739,199        4,852,286          543,270         191,676
                                                      ==========       ==========       ==========         ========        ========
  Average amount of debt per share
     during the period ..........................          $0.28            $0.38            $0.05            $0.54           $2.12
                                                      ==========       ==========       ==========         ========        ========

See footnotes on page 23.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period


                                                       CLASS A (vi)(vii)                 CLASS C (v)(vii)
                                                   ------------------------        -------------------------
                                                   SIX MONTHS   TEN MONTHS         SIX MONTHS   THREE MONTHS
                                                      ENDED        ENDED              ENDED         ENDED
                                                    APRIL 30,   OCTOBER 31,         APRIL 30,    OCTOBER 31,
                                                   1998(viii)      1997            1998(viii)        1997
                                                  -----------   ----------         ----------    -----------
Net asset value, beginning of period..........        $26.17        $21.59             $26.00         $27.67
                                                  ----------    ----------         ----------     ----------
Net investment income (loss)..................          (.03)         (.09)              (.11)          (.05)
Net realized and unrealized gain (loss)
   on investments.............................          3.40          4.67               3.35          (1.62)
                                                  ----------    ----------         ----------     ----------
Total from investment operations..............          3.37          4.58               3.24          (1.67)
Distributions from net realized gains.........         (1.61)           --              (1.61)            --
                                                  ----------    ----------         ----------     ----------
Net asset value, end of period................        $27.93        $26.17             $27.63         $26.00
                                                  ==========    ==========         ==========     ==========
Total Return (iii)............................         14.2%         21.2%              13.7%          (6.0%)
                                                  ==========    ==========         ==========     ==========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)...       $29,189       $15,572             $1,892           $631
                                                  ==========    ==========         ==========     ==========
  Ratio of expenses excluding interest
     to average net assets....................         1.46%         1.45%              2.22%          2.18%
                                                  ==========    ==========         ==========     ==========
  Ratio of expenses including interest
     to average net assets....................         1.53%         1.53%              2.29%        (2.25)%
                                                  ==========    ==========         ==========     ==========
  Ratio of net investment income (loss)
     to average net assets....................         (.73%)        (.85%)            (1.55%)        (1.80%)
                                                  ==========    ==========         ==========     ==========
  Portfolio Turnover Rate.....................        95.93%       157.63%             95.93%        157.63%
                                                  ==========    ==========         ==========     ==========
  Average Commission Rate Paid................        $.0708        $.0702             $.0708         $.0702
                                                  ==========    ==========         ==========     ==========
  Amount of debt oustanding at end of period..            --            --                 --             --
                                                  ==========    ==========         ==========     ==========
  Average amount of debt oustanding
     during the period........................    $2,656,354    $2,940,097         $2,656,354     $2,940,097
                                                  ==========    ==========         ==========     ==========
  Average daily number of portfolio shares
     outstanding during the period............     9,536,041     7,739,199          9,536,041      7,739,199
                                                  ==========    ==========         ==========     ==========
  Average amount of debt per share
     during the period........................         $0.28         $0.38              $0.28          $0.38
                                                  ==========    ==========         ==========     ==========


(i) Prior to March 27, 1995, the Alger Capital Appreciation Portfolio was the Alger Leveraged AllCap Portfolio.
(ii)   Amount was computed based on average shares outstanding during the year.
(iii)  Does not reflect the effect of any sales charges.
(iv) Represents expense reimbursements made pursuant to applicable state expense limits.
(v)    Initially offered August 1, 1997.
(vi)   Initially offered January 1, 1997.
(vii)  Ratios have been annualized; total return has not been annualized.
(viii) Unaudited.

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1998

SHORT-TERM CORPORATE                                PRINCIPAL
  NOTES--97.9%                                        AMOUNT           VALUE
                                                    ---------      ------------
BANKS--10.1%
Banque Generale
  Du Luxembourg S.A.,
  5.47%, 6/16/98 ................................ $  8,000,000     $  7,944,084
Corporacion Andina De Fomento,
  5.51%, 6/25/98 ................................    8,000,000        7,932,656
                                                                   ------------
                                                                     15,876,740
                                                                   ------------

BROKERAGE--1.1%
Merrill Lynch & Co., Inc.,
  5.51%, 5/7/98 .................................    1,700,000        1,698,439
                                                                   ------------

CHEMICALS--4.1%
PHH Corporation,
  5.53%, 5/7/98 .................................    6,500,000        6,494,009
                                                                   ------------

COMMUNICATIONS--12.7%
Ameritech Corporation,
  5.50%, 5/13/98 ................................    6,000,000        5,989,000
Bell Atlantic Network Funding
  Corporation,
  5.49%, 5/22/98 ................................    8,000,000        7,974,380
Telstra Corporation Limited,
  5.50%, 5/22/98 ................................    6,000,000        5,980,750
                                                                   ------------
                                                                     19,944,130
                                                                   ------------

ELECTRONICS--2.4%
Avnet, Inc.,
  5.51%, 5/15/98 ................................    3,800,000        3,791,857
                                                                   ------------

ENERGY & ENERGY
  SERVICES--12.1%
Georgia Power Company,
  5.50%, 5/12/98 ................................    1,000,000          998,320
Midamerican Energy Co.,
  5.52%, 5/15/98 ................................    6,000,000        5,987,120
New England Power Company,
  5.50%, 5/7/98 .................................    6,000,000        5,994,500
OGE Energy Corp.,
  5.51%, 5/1/98 .................................    6,000,000        6,000,000
                                                                   ------------
                                                                     18,979,940
                                                                   ------------

ELECTRIC UTILITIES--1.7%
Potomac Electric Power Company,
  5.50%, 5/4/98 .................................    2,700,000        2,698,763
                                                                   ------------

FINANCE--10.0%
BCI Funding Corporation,
  5.49%, 5/26/98 ................................    8,000,000        7,969,500
Lexington Parker Capital Co. LLC.,
  5.53%, 5/1/98(a) ..............................    1,700,000        1,700,000
USAA Capital Corporation,
  5.52%, 5/5/98 .................................    6,000,000        5,996,320
                                                                   ------------
                                                                     15,665,820
                                                                   ------------

INSURANCE--8.8%
Safeco Credit Company, Incorporated,
  5.53%, 7/23/98 ................................    8,000,000        7,898,002
Sunamerica Life Insurance Company,
  5.50%, 5/5/98 .................................    6,000,000        5,996,333
                                                                   ------------
                                                                     13,894,335
                                                                   ------------

LEASING--3.3%
Mitsubishi International Corporation,
  5.51%, 5/6/98 .................................    5,300,000        5,295,944
                                                                   ------------

MACHINERY &
  EQUIPMENT--3.8%
Cooperative Association of Tractor
  Dealers Inc.,
  5.53%, 5/8/98 .................................    6,000,000        5,993,548
                                                                   ------------

MORTGAGE COMPANIES--7.6%
Countrywide Home Loans, Inc.,
  5.57%, 5/7/98 .................................    6,000,000        5,994,430
Reliastar Mortgage Corporation,
  5.52%, 5/15/98 ................................    6,000,000        5,987,120
                                                                   ------------
                                                                     11,981,550
                                                                   ------------

OIL--3.8%
Petrofina Delaware, Inc.,
  5.46%, 5/7/98 .................................    6,000,000        5,994,540
                                                                   ------------

REAL ESTATE--3.8%
Northern Rock PLC,
  5.50%, 5/7/98 .................................    6,000,000        5,994,500
                                                                   ------------

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1998

SHORT-TERM CORPORATE                                PRINCIPAL
  NOTES--(CONT.)                                      AMOUNT          VALUE
                                                    ---------      ------------
UTILITIES--12.6%
Consolidated Natural Gas Company,
  5.52%, 5/11/98 ................................ $  6,000,000     $  5,990,800
GTE Corporation,
  5.51%, 5/11/98 ................................    6,000,000        5,990,817
Transportadora De Gas Del Sur S.A.,
  5.52%, 7/23/98 ................................    8,000,000        7,898,187
                                                                   ------------
                                                                     19,879,804
                                                                   ------------
Total Short-Term Corporate Notes
  (Cost $154,183,919) ...........................                   154,183,919
                                                                   ------------
Certificates of Deposit--3.2%
Banco Espirito Santo E Commercial,
  5.51%, 5/21/98
  (Cost $4,984,694) .............................    5,000,000        4,984,694
                                                                   ------------
Total Investments
  (Cost $159,168,613)(b) ........................        101.1%     159,168,613
Liabilities In Excess of Other Assets ...........         (1.1)      (1,738,785)
                                                         -----     ------------
Net Assets ......................................        100.0%    $157,429,828
                                                         =====     ============

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At April 30,1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                           SIX MONTHS
                                              ENDED                     YEAR ENDED OCTOBER 31,
                                            APRIL 30,   -------------------------------------------------------
                                             1998(i)      1997        1996        1995       1994        1993
                                            --------    --------    --------    --------   --------    --------
Net asset value, beginning of period ...     $1.0000     $1.0000     $1.0000     $1.0000    $1.0000     $1.0000
                                            --------    --------    --------    --------   --------    --------
Net investment income...................       .0236       .0479       .0521       .0573      .0374       .0304
Dividends from net investment income ...      (.0236)     (.0479)     (.0521)     (.0573)    (.0374)     (.0304)
                                            --------    --------    --------    --------   --------    --------
Net asset value, end of period..........     $1.0000     $1.0000     $1.0000     $1.0000    $1.0000     $1.0000
                                            ========    ========    ========    ========   ========    ========
Total Return............................        2.4%        4.9%        5.3%        5.9%       3.8%        3.1%
                                            ========    ========    ========    ========   ========    ========
Ratios and Supplemental Data:
   Net assets, end of period
   (000's omitted)......................    $157,430    $179,407    $285,702    $185,822   $163,170    $126,567
                                            ========    ========    ========    ========   ========    ========
Ratio of expenses to average net assets.        .80%        .81%        .41%        .29%       .27%        .41%
                                            ========    ========    ========    ========   ========    ========
Decrease reflected in above
   expense ratios due to
   expense reimbursements
   and management fee waivers...........          --          --        .38%        .50%       .50%        .50%
                                            ========    ========    ========    ========   ========    ========
Ratio of net investment income
   to average net assets................       4.88%       4.76%       5.18%       5.73%      3.78%       3.04%
                                            ========    ========    ========    ========   ========    ========

(i) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF ASSETS AND LIABILITIES
(in thousands, except per share amounts) (Unaudited)
April 30, 1998


                                                             SMALL                          CAPITAL
                                                            CAPITAL-             MIDCAP      APPRE-    MONEY
                                                GROWTH      IZATION   BALANCED   GROWTH     CIATION    MARKET
ASSETS:                                        PORTFOLIO   PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO
                                               --------    --------   -------   --------   --------   --------
Investments in securities, at value
   (identified cost*)-see accompany-
   ing schedules of investments .........      $429,153    $636,271   $17,205   $205,081   $279,232   $159,169
Cash ....................................            47         205        54         47         86      1,239
Receivable for investment securities sold         1,698       4,580        87      1,225        673         --
Receivable for shares of beneficial
   interest sold.........................         1,016       5,073        49        482      1,272      1,190
Dividends and interest
   receivable............................           203          92       111         40        120         --
Prepaid expenses.........................            29          36        14         14         39         15
                                               --------    --------   -------   --------   --------   --------
      Total Assets.......................       432,146     646,257    17,520    206,889    281,422    161,613
                                               --------    --------   -------   --------   --------   --------
LIABILITIES:
Payable for investment
   securities purchased..................         1,063       9,488       120      5,602      2,048         --
Payable for shares of beneficial
   interest redeemed.....................           726       2,679       297        221        607      3,832
Interest payable.........................            --          --        --         --         79         --
Accrued investment management fees.......           266         430        11        131        189         75
Accrued distribution fees ...............           207         355        10        116        152         --
Accrued shareholder servicing fees.......            89         126         4         41         56         --
Dividends payable-Note 2(c)..............            --          --        --         --         --         27
Accrued expenses.........................           377         538        32        157        242        249
                                               --------    --------   -------   --------   --------   --------
      Total Liabilities..................         2,728      13,616       474      6,268      3,373      4,183
                                               --------    --------   -------   --------   --------   --------
NET ASSETS ..............................      $429,418    $632,641   $17,046   $200,621   $278,049   $157,430
                                               ========    ========   =======   ========   ========   ========
Net Assets Consist of:
   Paid-in capital.......................      $309,065    $476,105   $13,657   $155,260   $213,912   $157,504
   Undistributed net investment
      income (accumulated loss)..........        (9,305)    (39,500)      (48)    (5,734)    (6,923)        --
   Undistributed net realized
      gain (accumulated loss)............        36,168      72,377       713     19,954     23,030        (74)
   Net unrealized appreciation...........        93,490     123,659     2,724     31,141     48,030         --
                                               --------    --------   -------   --------   --------   --------
NET ASSETS ..............................      $429,418    $632,641   $17,046   $200,621   $278,049   $157,430
                                               ========    ========   =======   ========   ========   ========
Class A
   Net Asset Value Per Share.............        $11.82      $10.57    $16.11     $22.39     $27.93         --
                                               ========    ========   =======   ========   ========   ========
   Offering Price Per Share..............        $12.41      $11.10    $16.91     $23.51     $29.32         --
                                               ========    ========   =======   ========   ========   ========
Class B
   Net Asset Value and Offering Price
      Per Share .........................        $11.68      $10.45    $15.98     $22.15     $27.64      $1.00
                                               ========    ========   =======   ========   ========   ========
Class C
   Net Asset Value and Offering Price
      Per Share .........................        $11.68      $10.45    $16.01     $22.12     $27.63         --
                                               ========    ========   =======   ========   ========   ========
Shares of beneficial interest
      outstanding-Note 6
   Class A...............................         8,046       4,977        42        631      1,045         --
                                               ========    ========   =======   ========   ========   ========
   Class B...............................        28,498      55,237     1,015      8,390      8,937    157,504
                                               ========    ========   =======   ========   ========   ========
   Class C...............................           118         256         9         30         68         --
                                               ========    ========   =======   ========   ========   ========
*Identified cost.........................      $335,663    $512,612   $14,481   $173,940   $231,202   $159,169
                                               ========    ========   =======   ========   ========   ========

                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF OPERATIONS (in thousands) (Unaudited)
For the six months ended April 30, 1998


                                                               SMALL                          CAPITAL
                                                              CAPITAL-             MIDCAP      APPRE-    MONEY
                                                  GROWTH      IZATION   BALANCED   GROWTH     CIATION    MARKET
INVESTMENT INCOME:                               PORTFOLIO   PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                 -------     -------    ------    -------    -------    ------
Income:
  Dividends .............................         $1,262        $769       $37       $307       $705    $5,223
  Interest ..............................            647         790       182        263        243        --
                                                 -------     -------    ------    -------    -------    ------
  Total Income...........................          1,909       1,559       219        570        948     5,223
Expenses:
  Management fees-Note 3(a)..............          1,432       2,476        57        716      1,038       460
  Distribution fees-Note 3(b):
    Class B..............................          1,140       2,064        55        640        836        --
    Class C..............................              3           4        --          2          5        --
  Shareholder servicing fees-Note 3(f)...            477         728        19        224        305        --
  Interest on line of credit utilized
    -Note 5 .............................             --          --        --         --         87        --
  Custodian fees.........................             30          47         5         18         22        22
  Transfer agent fees and
    expenses-Note 3(e)...................            372         603        32        208        349       205
  Professional fees......................              6           6         8          8          8         8
  Trustees' fees.........................              3           3         3          3          3         3
  Registration fees......................             48          41        19         37         39        33
  Miscellaneous..........................             41          68         3         22         21         6
                                                 -------     -------    ------    -------    -------    ------
  Total Expenses.........................          3,552       6,040       201      1,878      2,713       737
                                                 -------     -------    ------    -------    -------    ------
NET INVESTMENT
  INCOME (LOSS)..........................         (1,643)     (4,481)       18     (1,308)    (1,765)    4,486
                                                 -------     -------    ------    -------    -------    ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments.........         32,510      59,983       711     16,750     18,075         6
Net change in unrealized appreciation
  (depreciation) on investments..........         32,236      (6,098)    1,154      6,981     17,827        --
                                                 -------     -------    ------    -------    -------    ------
Net realized and unrealized
  gain (loss) on investments.............         64,746      53,885     1,865     23,731     35,902         6
                                                 -------     -------    ------    -------    -------    ------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..............        $63,103     $49,404    $1,883    $22,423    $34,137    $4,492
                                                 =======     =======    ======    =======    =======    ======

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CASH FLOWS (in thousands) (Unaudited)
For the six months ended April 30, 1998


Increase (decrease) in cash:
Cash flows from operating activities:
    Dividends received ........................................................      $629
    Interest received .........................................................       243
    Interest paid .............................................................       (95)
    Operating expenses paid ...................................................    (2,527)
    Purchase of investment securities .........................................  (240,345)
    Purchase of short-term securities, net ....................................   (15,855)
    Proceeds from disposition of investment securities ........................   237,199
    Other .....................................................................        (3)
                                                                                 --------
        Net cash used in operating activities .................................   (20,754)
                                                                                 --------
Cash flows from financing activities:
    Dividends paid ............................................................   (14,120)
    Proceeds from shares sold and dividends reinvested ........................   434,004
    Payments on shares redeemed ...............................................  (399,103)
                                                                                 --------
        Net cash provided by financing activities .............................    20,781
                                                                                 --------
Net increase in cash ..........................................................        27
Cash--beginning of period .....................................................        59
                                                                                 --------
Cash--end of period ...........................................................       $86
                                                                                 ========
Reconciliation of net increase in net assets to net cash used in operating activities:
    Net increase in net assets resulting from operations ......................   $34,137
    Increase in investments ...................................................   (15,261)
    Increase in interest and dividends receivable .............................       (76)
    Decrease in receivable for investment securities sold .....................     6,840
    Decrease in payable for investment securities purchased ...................   (10,581)
    Net realized gain .........................................................   (18,075)
    Net increase in unrealized appreciation ...................................   (17,827)
    Increase in accrued expenses and other liabilities ........................        91
    Net increase in other assets ..............................................        (2)
                                                                                 --------
        Net cash used in operating activities .................................  $(20,754)
                                                                                 ========


                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands) (Unaudited)
For the six months ended April 30, 1998


                                                             SMALL                          CAPITAL
                                                            CAPITAL-             MIDCAP      APPRE-    MONEY
                                                  GROWTH    IZATION   BALANCED   GROWTH     CIATION    MARKET
                                                PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                --------   --------    -------  --------   --------   --------
Net investment income (loss).............       $ (1,643)  $ (4,481)   $    18  $ (1,308)  $ (1,765)  $  4,486
Net realized gain on investments.........         32,510     59,983        711    16,750     18,075          6
Net change in unrealized appreciation
  (depreciation) on investments..........         32,236     (6,098)     1,154     6,981     17,827         --
                                                --------   --------    -------  --------   --------   --------
    Net increase in net assets
      resulting from operations..........         63,103     49,404      1,883    22,423     34,137      4,492
                                                --------   --------    -------  --------   --------   --------
Dividends and distributions to
  shareholders from:
  Net investment income
    Class A..............................             --         --         (2)       --         --         --
    Class B..............................             --         --         (9)       --         --     (4,486)
  Net realized gains
    Class A..............................        (10,089)    (1,188)       (64)     (574)      (880)        --
    Class B..............................        (36,412)   (27,136)    (1,780)  (18,402)   (13,178)        --
    Class C..............................            (54)       (25)        (7)      (19)       (62)        --
                                                --------   --------    -------  --------   --------   --------
Total distributions to shareholders......        (46,555)   (28,349)    (1,862)  (18,995)   (14,120)    (4,486)
                                                --------   --------    -------  --------   --------   --------
Increase (Decrease) from shares of
  beneficial interest transactions:
    Class A..............................         38,513     23,935        219     7,754     10,794         --
    Class B..............................         15,768    (21,432)     3,551    16,897     16,986    (21,983)
    Class C..............................          1,099      2,098         95       547      1,154         --
                                                --------   --------    -------  --------   --------   --------
Net increase (decrease) from shares of
  beneficial interest transactions
  -Note 6........... ....................         55,380      4,601      3,865    25,198     28,934    (21,983)
                                                --------   --------    -------  --------   --------   --------
      Total increase (decrease)..........         71,928     25,656      3,886    28,626     48,951    (21,977)
Net Assets:
  Beginning of period....................        357,490    606,985     13,160   171,995    229,098    179,407
                                                --------   --------    -------  --------   --------   --------
  End of period..........................       $429,418   $632,641    $17,046  $200,621   $278,049   $157,430
                                                ========   ========    =======  ========   ========   ========
Undistributed net investment
  income (accumulated loss)..............       $ (9,305)  $(39,500)   $   (48) $ (5,734)  $ (6,923)        --
                                                ========   ========    =======  ========   ========   ========


                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1997


                                                            SMALL                           CAPITAL
                                                           CAPITAL-              MIDCAP      APPRE-    MONEY
                                                 GROWTH    IZATION    BALANCED   GROWTH     CIATION    MARKET
                                               PORTFOLIO  PORTFOLIO   PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO
                                               --------   --------    -------   --------   --------   --------
Net investment income (loss)............       $ (3,399)  $ (9,189)   $     6   $ (2,412)  $ (3,154)  $ 10,506
Net realized gain (loss)
  on investments........................         48,794     28,698      1,856     21,535     17,357        (16)
Net change in unrealized appreciation
  on investments........................         21,432     42,118        316     10,912     18,233         --
                                               --------   --------    -------   --------   --------   --------
     Net increase in net assets
       resulting from operations........         66,827     61,627      2,178     30,035     32,436     10,490
                                               --------   --------    -------   --------   --------   --------
Dividends and distributions to
  shareholders-Class B:
  Net investment income.................             --         --        (50)        --         --    (10,506)
  Net realized gains....................         (8,740)   (93,115)      (288)    (3,458)      (970)        --
                                               --------   --------    -------   --------   --------   --------
Total distributions to shareholders.....         (8,740)   (93,115)      (338)    (3,458)      (970)   (10,506)
                                               --------   --------    -------   --------   --------   --------
Additional paid-in capital..............             --        578         --         --         --         --
                                               --------   --------    -------   --------   --------   --------
Increase (Decrease) from shares of
  beneficial interest transactions:
  Class A...............................         45,431     23,494        417      4,665     14,238         --
  Class B...............................        (12,447)    60,181     (2,639)    14,976     32,464   (106,279)
  Class C...............................            212        348         50         91        672         --
                                               --------   --------    -------   --------   --------   --------
Net increase (decrease) from shares of
  beneficial interest transactions
  -Note 6...............................         33,196     84,023     (2,172)    19,732     47,374   (106,279)
                                               --------   --------    -------   --------   --------   --------
       Total increase (decrease)........         91,283     53,113       (332)    46,309     78,840   (106,295)
Net Assets:
  Beginning of year.....................        266,207    553,872     13,492    125,686    150,258    285,702
                                               --------   --------    -------   --------   --------   --------
  End of year...........................       $357,490   $606,985    $13,160   $171,995   $229,098   $179,407
                                               ========   ========    =======   ========   ========   ========
  Undistributed net investment
     income (accumulated loss)..........       $ (7,662)  $(35,019)   $   (55)  $ (4,426)  $ (5,158)        --
                                               ========   ========    =======   ========   ========   ========

                       See Notes to Financial Statements.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1- General:

     The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). The Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

     Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B and Class C shares are generally subject to a deferred sales charge. Class B and Class C shares held for eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted, convert to Class A shares. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

     The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

     With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

(d) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its share-

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

holders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 1997, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $78,000, and expire between 1998 and 2005.

(e) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees which are only applicable to Class B and Class C shares.

(f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.


NOTE 3- Investment Management Fees and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  Growth Portfolio............................  .75%
  Small Capitalization Portfolio..............  .85
  Balanced Portfolio..........................  .75
  MidCap Growth Portfolio.....................  .80
  Capital Appreciation Portfolio..............  .85
  Money Market Portfolio......................  .50

(b) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution (the "Plan") pursuant to which Class B shares of each Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising and marketing Class B shares of the Fund's Portfolios. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 1998, such excess carried forward was approximately $7,660,000, $16,241,000, $216,000, $3,276,000 and $2,044,000 for Class B shares of the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

The Distributor has entered into arrangements with broker/dealers for the sale of Class B shares and Class C shares of certain of the Fund's Portfolios. In connec-

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

tion with these arrangements, the Distributor has agreed to make payments to these broker/dealers with respect to the Class B shares and Class C shares sold.

(c) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 1998, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $31,500 and $1,727,734, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS: During the six months ended April 30, 1998, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $528,317, $988,889, $13,401, $378,059 and $448,165,
respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 1998, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $273,060, $435,150, $26,665, $168,370, $293,660 and $153,375,
respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 1998, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $98,980, $167,640, $5,120, $39,660, $54,880 and $51,310, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of each Portfolio's average daily net assets.

(g) Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.


NOTE 4- Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 1998 (in thousands):

                                PURCHASES        SALES
                                ---------        -----
Growth Portfolio.........       $242,937       $221,965
Small Capitalization
  Portfolio..............        491,319        536,412
Balanced Portfolio.......          8,545          4,990
MidCap Growth
  Portfolio..............        169,633        169,553
Capital Appreciation
  Portfolio..............        229,764        230,364

NOTE 5- Lines of Credit:
     The Capital Appreciation Portfolio has lines of credit with banks whereby it may borrow up to 1/3 of the value of its assets, as defined, up to a maximum of $45,000,000. Such borrowings have variable interest rates and are payable on demand. For the six months ended April 30, 1998, the Portfolio had borrowings which averaged $2,656,354 at a weighted average interest rate of 6.48%.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. During the six months ended April 30, 1998, transactions of shares of beneficial interest were as follows:


                                            FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                 APRIL 30, 1998                        OCTOBER 31, 1997
                                           SHARES             AMOUNT             SHARES             AMOUNT
                                         -----------       ------------       ------------      --------------
Alger Growth Portfolio
  Class A:*
    Shares sold.....................       4,747,559       $ 53,761,355          5,044,972      $   51,947,397
    Shares converted from Class B...         209,886          2,345,418          2,227,219          22,695,978
    Dividends reinvested............       1,012,458          9,861,339                 --                  --
    Shares redeemed.................      (2,439,729)       (27,455,302)        (2,756,124)        (29,211,908)
                                         -----------       ------------       ------------      --------------
    Net increase....................       3,530,174       $ 38,512,810          4,516,067      $   45,431,467
                                         ===========       ============       ============      ==============
  Class B:
    Shares sold.....................       9,721,572       $107,407,728         19,936,199      $  209,548,326
    Dividends reinvested............       3,613,386         34,869,174            887,671           8,477,253
    Shares converted to Class A.....        (212,025)        (2,345,418)        (2,233,829)        (22,695,978)
    Shares redeemed.................     (11,135,348)      (124,163,032)       (20,141,745)       (207,776,866)
                                         -----------       ------------       ------------      --------------
    Net increase (decrease).........       1,987,585       $ 15,768,452         (1,551,704)     $  (12,447,265)
                                         ===========       ============       ============      ==============
  Class C:**
    Shares sold.....................         114,903       $  1,245,681             22,512      $      273,258
    Dividends reinvested............           5,128             49,487                 --                  --
    Shares redeemed.................         (19,569)          (196,387)            (5,189)            (61,432)
                                         -----------       ------------       ------------      --------------
    Net increase....................         100,462       $  1,098,781             17,323      $      211,826
                                         ===========       ============       ============      ==============
Alger Small Capitalization Portfolio
  Class A:*
    Shares sold.....................      20,863,924       $210,601,898          7,681,584      $   75,848,391
    Shares converted from Class B...         671,401          6,741,262          1,829,173          17,139,109
    Dividends reinvested............         120,213          1,097,543                 --                  --
    Shares redeemed.................     (19,190,049)      (194,506,118)        (6,999,709)        (69,493,610)
                                         -----------       ------------       ------------      --------------
    Net increase....................       2,465,489       $ 23,934,585          2,511,048      $   23,493,890
                                         ===========       ============       ============      ==============
  Class B:
    Shares sold.....................      66,769,928       $661,910,315        106,288,557      $1,038,455,771
    Dividends reinvested............       2,899,072         26,265,587          9,868,408          89,901,198
    Shares converted to Class A.....        (678,153)        (6,741,262)        (1,835,958)        (17,139,109)
    Shares redeemed.................     (70,202,061)      (702,866,338)      (108,877,400)     (1,051,036,361)
                                         -----------       ------------       ------------      --------------
    Net increase (decrease).........      (1,211,214)      $(21,431,698)         5,443,607      $   60,181,499
                                         ===========       ============       ============      ==============
  Class C:**
    Shares sold.....................         913,359       $  9,086,237             42,583      $      451,031
    Dividends reinvested............           2,485             22,515                 --                  --
    Shares redeemed.................        (692,603)        (7,010,566)            (9,782)           (102,933)
                                         -----------       ------------       ------------      --------------
    Net increase....................         223,241       $  2,098,186             32,801      $      348,098
                                         ===========       ============       ============      ==============


THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


                                            FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                 APRIL 30, 1998                      OCTOBER 31, 1997
                                            SHARES            AMOUNT            SHARES             AMOUNT
                                          ----------       ------------       ----------        ------------
Alger Balanced Portfolio
  Class A:*
    Shares sold.....................          31,842       $    502,952           19,407        $    305,198
    Shares converted from Class B...           4,956             72,214           13,383             192,101
    Dividends reinvested............           4,622             65,126               --                  --
    Shares redeemed.................         (26,842)          (421,288)          (5,110)            (80,451)
                                          ----------       ------------       ----------        ------------
    Net increase....................          14,578       $    219,004           27,680        $    416,848
                                          ==========       ============       ==========        ============
  Class B:
    Shares sold.....................         283,451       $  4,268,708          626,022        $  9,511,649
    Dividends reinvested............         122,289          1,714,490           23,152             328,056
    Shares converted to Class A.....          (4,985)           (72,214)         (13,405)           (192,101)
    Shares redeemed.................        (153,941)        (2,359,724)        (817,576)        (12,286,748)
                                          ----------       ------------       ----------        ------------
    Net increase (decrease).........         246,814       $  3,551,260         (181,807)       $ (2,639,144)
                                          ==========       ============       ==========        ============
  Class C:**
    Shares sold.....................           8,267       $    126,196            3,179        $     54,326
    Dividends reinvested............             473              6,646               --                  --
    Shares redeemed.................          (2,472)           (38,059)            (259)             (4,321)
                                          ----------       ------------       ----------        ------------
    Net increase....................           6,268       $     94,783            2,920        $     50,005
                                          ==========       ============       ==========        ============
Alger MidCapGrowth Portfolio
  Class A:*
    Shares sold.....................       3,728,309       $ 79,986,763        1,533,288        $ 31,807,270
    Shares converted from Class B...          18,944            397,365          148,365           2,732,385
    Dividends reinvested............          28,826            526,934               --                  --
    Shares redeemed.................      (3,386,782)       (73,157,220)      (1,439,653)        (29,874,723)
                                          ----------       ------------       ----------        ------------
    Net increase....................         389,297       $  7,753,842          242,000        $  4,664,932
                                          ==========       ============       ==========        ============
  Class B:
    Shares sold.....................       5,056,783       $107,443,359        6,111,087        $124,416,537
    Dividends reinvested............         952,240         17,273,632          176,660           3,335,332
    Shares converted to Class A.....         (19,129)          (397,365)        (148,651)         (2,732,385)
    Shares redeemed.................      (5,053,433)      (107,422,769)      (5,345,132)       (110,043,722)
                                          ----------       ------------       ----------        ------------
    Net increase....................         936,461       $ 16,896,857          793,964        $ 14,975,762
                                          ==========       ============       ==========        ============
  Class C:**
    Shares sold.....................         186,605       $  3,807,186            5,118        $    120,922
    Dividends reinvested............             761             13,810               --                  --
    Shares redeemed.................        (160,871)        (3,273,557)          (1,348)            (29,837)
                                          ----------       ------------       ----------        ------------
    Net increase....................          26,495       $    547,439            3,770        $     91,085
                                          ==========       ============       ==========        ============


THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


                                           FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                APRIL 30, 1998                       OCTOBER 31, 1997
                                          SHARES             AMOUNT             SHARES              AMOUNT
                                      --------------     --------------     --------------      --------------
Alger Capital Appreciation Portfolio
  Class A:*
    Shares sold.....................       5,777,211     $  151,368,813          3,241,124      $   82,052,318
    Shares converted from Class B...          33,117            869,006            233,151           5,186,684
    Dividends reinvested............          36,380            843,296                 --                  --
    Shares redeemed.................      (5,397,094)      (142,286,762)        (2,879,210)        (73,001,214)
                                      --------------     --------------     --------------      --------------
    Net increase....................         449,614     $   10,794,353            595,065      $   14,237,788
                                      ==============     ==============     ==============      ==============
  Class B:
    Shares sold.....................       9,833,041     $  253,083,595         12,410,336      $  304,603,104
    Dividends reinvested............         541,761         12,460,510             43,004             941,804
    Shares converted to Class A.....         (33,443)          (869,006)          (233,764)         (5,186,684)
    Shares redeemed.................      (9,593,592)      (247,689,081)       (10,979,223)       (267,894,646)
                                      --------------     --------------     --------------      --------------
    Net increase....................         747,767     $   16,986,018          1,240,353      $   32,463,578
                                      ==============     ==============     ==============      ==============
  Class C:**
    Shares sold.....................         379,978     $    9,741,964             36,710      $    1,019,125
    Dividends reinvested............           2,031             46,713                 --                  --
    Shares redeemed.................        (337,805)        (8,634,743)           (12,451)           (346,883)
                                      --------------     --------------     --------------      --------------
    Net increase....................          44,204     $    1,153,934             24,259      $      672,242
                                      ==============     ==============     ==============      ==============
Alger Money Market Portfolio
    Shares sold.....................   1,312,044,916     $1,312,044,916      1,583,643,437      $1,583,643,437
    Dividends reinvested............       3,744,393          3,744,393          9,418,392           9,418,392
    Shares redeemed.................  (1,337,772,094)    (1,337,772,094)    (1,699,340,499)     (1,699,340,499)
                                      --------------     --------------     --------------      --------------
    Net decrease....................     (21,982,785)    $  (21,982,785)      (106,278,670)     $ (106,278,670)
                                      ==============     ==============     ==============      ==============


----------
 * Initially offered January 1, 1997.
** Initially offered August 1, 1997.

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